Loans - Evaluation of Loans For Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	$ 122,434	$ 117,166
Collectively evaluated	3,946,557	3,695,163
Commercial loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	12,096	8,487
Collectively evaluated	640,525	537,389
Commercial real estate loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	7,188	7,889
Collectively evaluated	568,456	576,189
Consumer loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	1,023	1,138
Collectively evaluated	179,667	186,537
Residential mortgage loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated	102,127	99,652
Collectively evaluated	$ 2,557,909	$ 2,395,048